Restructuring (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring [Abstract]
Restructuring expense	$ 71	$ 94	$ 0
Accelerated share-based compensation expense		3
Restructuring [Roll Forward]
Beginning balance	86	0
Provision	71	91
Amounts paid	(126)	(5)
Ending balance	$ 31	$ 86	$ 0